PGIM Emerging Markets Debt Local Currency Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	1.12%	3.88%
A
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	0.28%	3.35%
C
Prospectus [Line Items]
Average Annual Return, Percent	17.12%	0.18%	2.90%
Z
Prospectus [Line Items]
Average Annual Return, Percent	19.46%	1.33%	4.01%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.98%	(0.43%)	2.63%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.43%	0.21%	2.49%
R6
Prospectus [Line Items]
Average Annual Return, Percent	19.54%	1.43%	4.09%